Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Boston Trust Walden Funds
Entity Central Index Key	0000882748
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000027439 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Asset Management Fund
Class Name	Boston Trust Asset Management Fund
Trading Symbol	BTBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 556,621,358
Holdings Count | Holding	102
Investment Company Portfolio Turnover	6.99%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$556,621,358
Total number of portfolio holdings	102
Portfolio turnover rate for the period	6.99%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.0%
Apple, Inc.	4.4%
JPMorgan Chase & Co.	3.9%
Automatic Data Processing, Inc.	3.6%
Alphabet, Inc., Class C	3.2%
Visa, Inc., Class A	3.0%
U.S. Treasury Bond	2.8%
Accenture PLC, Class A	2.8%
U.S. Treasury Note	2.5%
Amazon.com, Inc.	2.4%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	8.0%
Apple, Inc.	4.4%
JPMorgan Chase & Co.	3.9%
Automatic Data Processing, Inc.	3.6%
Alphabet, Inc., Class C	3.2%
Visa, Inc., Class A	3.0%
U.S. Treasury Bond	2.8%
Accenture PLC, Class A	2.8%
U.S. Treasury Note	2.5%
Amazon.com, Inc.	2.4%

C000027440 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Equity Fund
Class Name	Boston Trust Equity Fund
Trading Symbol	BTEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 247,130,504
Holdings Count | Holding	57
Investment Company Portfolio Turnover	11.16%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$247,130,504
Total number of portfolio holdings	57
Portfolio turnover rate for the period	11.16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	10.2%
Alphabet, Inc., Class C	5.7%
Apple, Inc.	5.2%
JPMorgan Chase & Co.	4.8%
Visa, Inc., Class A	4.0%
Oracle Corp.	3.5%
Costco Wholesale Corp.	3.2%
Amazon.com, Inc.	3.1%
Accenture PLC, Class A	2.9%
W.W. Grainger, Inc.	2.7%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	10.2%
Alphabet, Inc., Class C	5.7%
Apple, Inc.	5.2%
JPMorgan Chase & Co.	4.8%
Visa, Inc., Class A	4.0%
Oracle Corp.	3.5%
Costco Wholesale Corp.	3.2%
Amazon.com, Inc.	3.1%
Accenture PLC, Class A	2.9%
W.W. Grainger, Inc.	2.7%

C000027441 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Balanced Fund
Class Name	Boston Trust Walden Balanced Fund
Trading Symbol	WSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 153,305,859
Holdings Count | Holding	85
Investment Company Portfolio Turnover	7.93%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$153,305,859
Total number of portfolio holdings	85
Portfolio turnover rate for the period	7.93%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.1%
U.S. Treasury Note	6.9%
U.S. Treasury Note	4.9%
Apple, Inc.	4.9%
Alphabet, Inc., Class C	4.5%
U.S. Treasury Bond	4.5%
JPMorgan Chase & Co.	3.3%
Visa, Inc., Class A	3.2%
U.S. Treasury Inflation Indexed Note	2.7%
Stryker Corp.	2.4%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	8.1%
U.S. Treasury Note	6.9%
U.S. Treasury Note	4.9%
Apple, Inc.	4.9%
Alphabet, Inc., Class C	4.5%
U.S. Treasury Bond	4.5%
JPMorgan Chase & Co.	3.3%
Visa, Inc., Class A	3.2%
U.S. Treasury Inflation Indexed Note	2.7%
Stryker Corp.	2.4%

C000027444 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Equity Fund
Class Name	Boston Trust Walden Equity Fund
Trading Symbol	WSEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 240,610,237
Holdings Count | Holding	53
Investment Company Portfolio Turnover	1.19%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$240,610,237
Total number of portfolio holdings	53
Portfolio turnover rate for the period	1.19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	10.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class C	5.2%
JPMorgan Chase & Co.	5.0%
Visa, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.3%
NVIDIA Corp.	2.9%
ConocoPhillips	2.9%
Accenture PLC, Class A	2.8%
Chubb Ltd.	2.7%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	10.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class C	5.2%
JPMorgan Chase & Co.	5.0%
Visa, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.3%
NVIDIA Corp.	2.9%
ConocoPhillips	2.9%
Accenture PLC, Class A	2.8%
Chubb Ltd.	2.7%

C000027445 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Small Cap Fund
Class Name	Boston Trust Walden Small Cap Fund
Trading Symbol	BOSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 1,325,664,461
Holdings Count | Holding	68
Investment Company Portfolio Turnover	11.17%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,325,664,461
Total number of portfolio holdings	68
Portfolio turnover rate for the period	11.17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Haemonetics Corp.	2.5%
Watts Water Technologies, Inc., Class A	2.5%
Cullen/Frost Bankers, Inc.	2.3%
Qualys, Inc.	2.3%
ExlService Holdings, Inc.	2.2%
UFP Technologies, Inc.	2.1%
Donaldson Co., Inc.	2.0%
Littelfuse, Inc.	2.0%
Evercore, Inc., Class A	2.0%
International Bancshares Corp.	2.0%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Haemonetics Corp.	2.5%
Watts Water Technologies, Inc., Class A	2.5%
Cullen/Frost Bankers, Inc.	2.3%
Qualys, Inc.	2.3%
ExlService Holdings, Inc.	2.2%
UFP Technologies, Inc.	2.1%
Donaldson Co., Inc.	2.0%
Littelfuse, Inc.	2.0%
Evercore, Inc., Class A	2.0%
International Bancshares Corp.	2.0%

C000052650 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Midcap Fund
Class Name	Boston Trust Midcap Fund
Trading Symbol	BTMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 237,476,964
Holdings Count | Holding	75
Investment Company Portfolio Turnover	13.85%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$237,476,964
Total number of portfolio holdings	75
Portfolio turnover rate for the period	13.85%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.9%
SEI Investments Co.	2.3%
FactSet Research Systems, Inc.	2.1%
Mettler-Toledo International, Inc.	1.9%
Sysco Corp.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
AMETEK, Inc.	1.9%
Essential Utilities, Inc.	1.9%
American Financial Group, Inc.	1.8%
AptarGroup, Inc.	1.8%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Paychex, Inc.	2.9%
SEI Investments Co.	2.3%
FactSet Research Systems, Inc.	2.1%
Mettler-Toledo International, Inc.	1.9%
Sysco Corp.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
AMETEK, Inc.	1.9%
Essential Utilities, Inc.	1.9%
American Financial Group, Inc.	1.8%
AptarGroup, Inc.	1.8%

C000102803 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Midcap Fund
Class Name	Boston Trust Walden Midcap Fund
Trading Symbol	WAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 167,203,270
Holdings Count | Holding	73
Investment Company Portfolio Turnover	13.68%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$167,203,270
Total number of portfolio holdings	73
Portfolio turnover rate for the period	13.68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.9%
SEI Investments Co.	2.3%
Eversource Energy	2.1%
FactSet Research Systems, Inc.	2.1%
Essential Utilities, Inc.	2.0%
AutoZone, Inc.	1.9%
Mettler-Toledo International, Inc.	1.9%
Sysco Corp.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
AMETEK, Inc.	1.8%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Paychex, Inc.	2.9%
SEI Investments Co.	2.3%
Eversource Energy	2.1%
FactSet Research Systems, Inc.	2.1%
Essential Utilities, Inc.	2.0%
AutoZone, Inc.	1.9%
Mettler-Toledo International, Inc.	1.9%
Sysco Corp.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
AMETEK, Inc.	1.8%

C000106778 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust SMID Cap Fund
Class Name	Boston Trust SMID Cap Fund
Trading Symbol	BTSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 767,086,123
Holdings Count | Holding	76
Investment Company Portfolio Turnover	12.79%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$767,086,123
Total number of portfolio holdings	76
Portfolio turnover rate for the period	12.79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
SEI Investments Co.	2.5%
Allegion PLC	2.3%
Qualys, Inc.	2.2%
BJ's Wholesale Club Holdings, Inc.	2.1%
Northern Trust Corp.	2.0%
FactSet Research Systems, Inc.	1.9%
AptarGroup, Inc.	1.8%
Nordson Corp.	1.8%
Cincinnati Financial Corp.	1.8%
Magnolia Oil & Gas Corp., Class A	1.8%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SEI Investments Co.	2.5%
Allegion PLC	2.3%
Qualys, Inc.	2.2%
BJ's Wholesale Club Holdings, Inc.	2.1%
Northern Trust Corp.	2.0%
FactSet Research Systems, Inc.	1.9%
AptarGroup, Inc.	1.8%
Nordson Corp.	1.8%
Cincinnati Financial Corp.	1.8%
Magnolia Oil & Gas Corp., Class A	1.8%

C000106779 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden SMID Cap Fund
Class Name	Boston Trust Walden SMID Cap Fund
Trading Symbol	WASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 328,827,213
Holdings Count | Holding	69
Investment Company Portfolio Turnover	7.55%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$328,827,213
Total number of portfolio holdings	69
Portfolio turnover rate for the period	7.55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
SEI Investments Co.	2.6%
Qualys, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.4%
Allegion PLC	2.3%
Cullen/Frost Bankers, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
FactSet Research Systems, Inc.	2.1%
Cincinnati Financial Corp.	2.1%
Cboe Global Markets, Inc.	2.0%
Paycom Software, Inc.	2.0%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SEI Investments Co.	2.6%
Qualys, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.4%
Allegion PLC	2.3%
Cullen/Frost Bankers, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
FactSet Research Systems, Inc.	2.1%
Cincinnati Financial Corp.	2.1%
Cboe Global Markets, Inc.	2.0%
Paycom Software, Inc.	2.0%

C000129551 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden International Equity Fund
Class Name	Boston Trust Walden International Equity Fund
Trading Symbol	WIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Net Assets	$ 257,078,841
Holdings Count | Holding	70
Investment Company Portfolio Turnover	7.92%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$257,078,841
Total number of portfolio holdings	70
Portfolio turnover rate for the period	7.92%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Roche Holding AG	3.0%
ASML Holding NV	2.7%
Nestle SA (Registered)	2.6%
Royal Bank of Canada	2.5%
Unilever PLC	2.5%
Next PLC	2.4%
Air Liquide SA	2.1%
Kone OYJ, Class B	2.1%
Publicis Groupe SA	2.1%
RELX PLC	2.0%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Roche Holding AG	3.0%
ASML Holding NV	2.7%
Nestle SA (Registered)	2.6%
Royal Bank of Canada	2.5%
Unilever PLC	2.5%
Next PLC	2.4%
Air Liquide SA	2.1%
Kone OYJ, Class B	2.1%
Publicis Groupe SA	2.1%
RELX PLC	2.0%